Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Legal fees	$ 290,000	$ 245,000	$ 138,000
Amounts due to the firm	15,000	17,000
Outstanding balance due to former parent		33,943,000
Finjan Software [Member]
Related Party Transaction [Line Items]
Net transfers to Former Parent		2,470,000
Outstanding balance due to former parent		$ 33,943,000